BUSINESS COMBINATIONS - Stateside Additional information (Details) - USD ($)			12 Months Ended
	Dec. 30, 2022	Aug. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
BUSINESS COMBINATIONS
Estimated useful lives	3 years
Customer relationships
BUSINESS COMBINATIONS
Estimated useful lives			3 years
Stateside
BUSINESS COMBINATIONS
Working capital adjustments			$ 493,791
Net amount due to seller				$ 396,320
Net revenue since the acquisition date		$ 1,695,000
Net income since the acquisition date		$ 285,000
Stateside | Customer relationships
BUSINESS COMBINATIONS
Estimated useful lives		3 years